EQUITY (Tables)	12 Months Ended
Dec. 31, 2023
EQUITY
Schedule of maximum number of common shares that would be outstanding if all dilutive instruments outstanding were exercised

Common shares outstanding at December 31, 2023	497,299,441
Employee stock options	4,646,412
Common shares held in trusts in connection with the RSU plan (Note 17C), PSU plan (Note 17D) and LTIP	671,083
Total	502,616,936

Schedule of weighted average number of common shares used in the calculation of basic and diluted net income per share

	Year Ended December 31,
	2023	2022
Net income for the year - basic	$1,941,307	$670,249
Add: Dilutive impact of cash settling stock-based compensation	(4,736)	—
Net income for the year - diluted	1,936,571	670,249
Weighted average number of common shares outstanding — basic (in thousands)	488,723	437,678
Add: Dilutive impact of common shares related to the RSU plan, PSU plan and LTIP	1,174	738
Add: Dilutive impact of employee stock options	16	117
Weighted average number of common shares outstanding — diluted (in thousands)	489,913	438,533
Net income per share — basic	$3.97	$1.53
Net income per share — diluted	$3.95	$1.53